Overview (Tables)	12 Months Ended
Jun. 30, 2024
Overview [Abstract]
Schedule of Details of Subsidiaries	The details of its subsidiaries are as follows:
		Percentage of effective ownership
Name of subsidiary		held by the Company
(Country of incorporation and principal place of business)	Principal activities	June 30, 2023	June 30, 2024

TEM SP Limited	Investment holding	100%	100%
(British Virgin Islands)

TEM Electronics (M) Sdn Bhd	Manufacturing of connectors,	100%	100%
(Malaysia)	assemblies and wire harness